Risk Management and Report - Schedule of Interest Rate Cash-Flows of the Banking Book (Details) - Market risk [member] - CLP ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Total [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and deposits in banks		$ 2,574,653	$ 2,677,676
Transactions in the course of collection		398,870	382,677
Debt financial instruments		3,548,894	2,088,290
Derivative financial instruments for hedging purposes		1,970,086	1,994,846
Rights by resale agreements		57,023
Debt financial instruments		505,826	1,003,401
Loans to Banks		403,583	673,462
Loans to customers, net		47,117,277	46,542,338
Total Assets		56,576,212	55,362,690
Transactions in the course of payment		571,023	297,983
Derivative financial instruments for hedging purposes		2,405,973	2,165,903
Current accounts and other demand deposits		14,526,894	14,287,507
Time deposits and saving accounts		14,036,593	14,304,059
Obligations by repurchase agreements		43,509	9,984
Borrowings from financial institutions		1,296,614	1,102,482
Debt financial instruments issued	[1]	12,551,954	11,134,144
Financial instruments of regulatory capital issued (subordinated bonds)		363,649	284,479
Other liabilities		1,381,252	1,387,499
Total liabilities		47,177,461	44,974,040
Up to 1 month [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and deposits in banks		2,574,653	2,677,676
Transactions in the course of collection		398,870	382,677
Debt financial instruments		122,687	143,990
Derivative financial instruments for hedging purposes		1,530	747
Rights by resale agreements		57,023
Debt financial instruments
Loans to Banks		186,284	398,595
Loans to customers, net		5,578,003	5,417,405
Total Assets		8,919,050	9,021,090
Transactions in the course of payment		571,023	297,983
Derivative financial instruments for hedging purposes		2,252	1,588
Current accounts and other demand deposits		14,526,894	14,287,507
Time deposits and saving accounts		9,316,902	9,437,781
Obligations by repurchase agreements		43,509	9,984
Borrowings from financial institutions		64,372	21,222
Debt financial instruments issued	[1]	18,708	13,893
Financial instruments of regulatory capital issued (subordinated bonds)		363,649	284,479
Other liabilities		3,247	3,140
Total liabilities		24,910,556	24,357,577
1 to 3 months [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and deposits in banks
Transactions in the course of collection
Debt financial instruments		364,977	272,612
Derivative financial instruments for hedging purposes		7,885	8,544
Rights by resale agreements
Debt financial instruments		14,089	25,951
Loans to Banks		8,892	58,098
Loans to customers, net		2,465,737	3,126,005
Total Assets		2,861,580	3,491,210
Transactions in the course of payment
Derivative financial instruments for hedging purposes		2,021	2,755
Current accounts and other demand deposits
Time deposits and saving accounts		2,897,857	2,670,440
Obligations by repurchase agreements
Borrowings from financial institutions		318,830	159,438
Debt financial instruments issued	[1]	370,475	158,375
Financial instruments of regulatory capital issued (subordinated bonds)
Other liabilities
Total liabilities		3,589,183	2,991,008
3 to 12 months [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and deposits in banks
Transactions in the course of collection
Debt financial instruments		1,694,489	867,605
Derivative financial instruments for hedging purposes		40,255	311,890
Rights by resale agreements
Debt financial instruments		7,859	11,478
Loans to Banks		208,407	216,769
Loans to customers, net		8,212,752	8,684,037
Total Assets		10,163,762	10,091,779
Transactions in the course of payment
Derivative financial instruments for hedging purposes		29,606	303,336
Current accounts and other demand deposits
Time deposits and saving accounts		1,813,808	2,138,233
Obligations by repurchase agreements
Borrowings from financial institutions		778,352	921,822
Debt financial instruments issued	[1]	1,289,167	1,178,285
Financial instruments of regulatory capital issued (subordinated bonds)
Other liabilities		46,655	48,654
Total liabilities		3,957,588	4,590,330
1 to 3 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and deposits in banks
Transactions in the course of collection
Debt financial instruments		1,037,150	490,101
Derivative financial instruments for hedging purposes		564,015	442,555
Rights by resale agreements
Debt financial instruments		162,583	500,385
Loans to Banks
Loans to customers, net		8,924,482	8,875,282
Total Assets		10,688,230	10,308,323
Transactions in the course of payment
Derivative financial instruments for hedging purposes		535,849	381,790
Current accounts and other demand deposits
Time deposits and saving accounts		6,587	56,593
Obligations by repurchase agreements
Borrowings from financial institutions		135,060
Debt financial instruments issued	[1]	3,015,473	2,983,446
Financial instruments of regulatory capital issued (subordinated bonds)
Other liabilities		92,486	92,974
Total liabilities		3,785,455	3,514,803
3 to 5 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and deposits in banks
Transactions in the course of collection
Debt financial instruments		177,600	217,174
Derivative financial instruments for hedging purposes		298,745	337,594
Rights by resale agreements
Debt financial instruments		321,295	159,001
Loans to Banks
Loans to customers, net		5,793,296	5,369,386
Total Assets		6,590,936	6,083,155
Transactions in the course of payment
Derivative financial instruments for hedging purposes		354,597	343,096
Current accounts and other demand deposits
Time deposits and saving accounts		793	450
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued	[1]	2,119,402	2,328,034
Financial instruments of regulatory capital issued (subordinated bonds)
Other liabilities		89,240	89,437
Total liabilities		2,564,032	2,761,017
Over 5 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and deposits in banks
Transactions in the course of collection
Debt financial instruments		151,991	96,808
Derivative financial instruments for hedging purposes		1,057,656	893,516
Rights by resale agreements
Debt financial instruments			306,586
Loans to Banks
Loans to customers, net		16,143,007	15,070,223
Total Assets		17,352,654	16,367,133
Transactions in the course of payment
Derivative financial instruments for hedging purposes		1,481,648	1,133,338
Current accounts and other demand deposits
Time deposits and saving accounts		646	562
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued	[1]	5,738,729	4,472,111
Financial instruments of regulatory capital issued (subordinated bonds)
Other liabilities		1,149,624	1,153,294
Total liabilities		$ 8,370,647	$ 6,759,305

[1]	Amounts shown here are different from those reported in the liabilities report, which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.